Business acquisitions and dispositions (Tables)	6 Months Ended
Jun. 30, 2018
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

TOTAL
Cash consideration	181
Issuance of 22,531 BCE common shares (1)	1
Total cost to be allocated	182
Assets held for sale (2)	68
Property, plant and equipment	8
Finite-life intangible assets (3)	34
Indefinite-life intangible assets	1
Deferred tax liabilities	(7)
Other non-current liabilities	(1)
103
Cash and cash equivalents	4
Fair value of net assets acquired	107
Goodwill (4)	75
(1) Recorded at fair value based on the market price of BCE common shares on the acquisition date.
(2) Consists mainly of customer relationships recorded at fair value less costs to sell.
(3) Consists mainly of customer relationships.
(4) Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill arising from the transaction was allocated to our Bell Wireline group of CGUs.